Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date of the unaudited condensed financial statements were issued. Based upon this review, other than described below the Company determined that there have been no other events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements.

Agreement and Plan of Merger

On July 21, 2023, the Company (including the successor after the Domestication (as defined below), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BLUA Merger Sub LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), and Spinal Stabilization Technologies, LLC, a Texas limited liability company (“SST”). Pursuant to the Merger Agreement, (i) the Company will domesticate from a Cayman Islands exempted company to a Delaware corporation (the “Domestication”) and (ii) on the Closing Date, following the Domestication, Merger Sub will merge with and into SST (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”) with SST continuing as the surviving entity of the Merger and a subsidiary of the Company (the “Surviving Company”). The Company following the Business Combination is also referred to as “Surviving Pubco.”

Following the consummation of the Business Combination, the combined company will be organized in an “Up-C” structure. The combined company’s business will continue to operate through the Surviving Company and its subsidiaries and the Surviving Pubco’s sole direct asset will be the equity interests of the Surviving Company held by it.

The Domestication

Prior to the Closing (as defined below), upon the terms and subject to the conditions of the Merger Agreement, the Company will domesticate as a Delaware corporation in accordance with the Delaware General Corporation Law and the Cayman Islands Companies Law (the “Domestication”).

In connection with the Domestication, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into one share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco.

Merger Consideration

At the effective time of the Merger (the “Effective Time”), by virtue of the Merger and without any action on the part of the Company, SST or any holder of SST membership units immediately prior to the Effective Time (the “Holders”), each SST membership unit that is issued and outstanding immediately prior to the Effective Time shall automatically be converted into and become the right to receive the portion of the shares of Surviving Company Class A Common Units and Surviving Pubco Class V Common Stock representing, in the aggregate, the Merger Consideration (with each Holder receiving a number of Surviving Company Class A Common Units and a corresponding number of Surviving Pubco Class V Common Stock equal to the quotient of (a) the amount of cash that the Holder would have received had SST sold all of its assets and made a final liquidating distribution of cash to the Holders in an amount equal to $240,000,000 in accordance with Section 5.4 of SST’s operating agreement, divided by (b) $10.00), in each case, as more particularly set forth on an allocation statement to be delivered by SST to the Company in connection with the consummation of the transactions contemplated by the Merger Agreement (the “Closing”). For purposes of the Merger Agreement, the “Merger Consideration” means a number of Surviving Company Class A Common Units equal to the quotient determined by dividing $240,000,000 by $10.00 and an equal number of shares of Surviving Pubco Class V Common Stock.

For additional information, refer to BlueRiver’s Current Report on Form 8-K, as filed with the SEC on July 24, 2023.

Non-Redemption Agreement

On July 25, 2023, the Company and the Sponsor, entered into a non-redemption agreement (“Non-Redemption Agreement”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem an aggregate of 200,000 shares of the Company sold in its initial public offering (“Non-Redeemed Shares”) at the special meeting called by the Company (the “Second Special Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Second Extension Proposal”) from August 2, 2023 to February 2, 2024 (the “Second Extension”). In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such third party or third parties an aggregate of 40,000 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Second Special Meeting. The Non-Redemption Agreements are not expected to increase the likelihood that the Second Extension Proposal is approved by Company shareholders but will increase the amount of funds that remain in the Company’s trust account following the Second Special Meeting.

Second Special Meeting

On August 2, 2023, the Company held the Second Special Meeting at which the shareholders voted to extend the time the Company has to consummate an initial business combination from August 2, 2023 to February 2, 2024.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date of the financial statements were issued. Based upon this review, except for the below, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.

The Company drew down $250,000 and $75,000 under the Sponsor Note, On January 31, 2023 and February 27, 2023, respectively.

On January 25, 2023, the Company and the Sponsor, entered into a non-redemption agreement (“Non-Redemption Agreement”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem an aggregate of 200,000 shares of the Company sold in its initial public offering (“Non-Redeemed Shares”) at the special meeting called by the Company (the “Special Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Extension Proposal”) from February 2, 2023 to August 2, 2023 (the “Extension”). In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such third party or third parties an aggregate of 50,000 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Meeting. The Non-Redemption Agreements are not expected to increase the likelihood that the Extension Proposal is approved by Company shareholders but will increase the amount of funds that remain in the Company’s trust account following the Special Meeting.

On January 31, 2023, the Company held a Special Meeting at which the shareholders voted to extend the time the Company has to consummate an initial business combination from February 2, 2023 to August 2, 2023. In connection with such vote, on January 27, the holders of an aggregate of 26,738,255 Public Shares exercised their right to redeem their shares for an aggregate of approximately $271,939,156 in cash held in the Trust Account.

On March 28, 2023, the Company initiated the process of converting all of the assets held in the Trust Account into cash, which will be deposited in an interest-bearing account.

On March 9, 2023, the Company announced its intention to transfer the listing of its securities from NYSE to the NYSE American LLC (“NYSE American”). In connection with listing on the NYSE American, the Company will voluntarily delist from the New York Stock Exchange. Following the transfer of its listing, the Company intends to continue to file the same periodic reports and other information it currently files with the Securities and Exchange Commission. The Company completed the listing transfer of its securities to NYSE American on March 21, 2023 and began trading on NYSE American on March 24, 2023.